Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - Selling and Marketing Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales and Marketing Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 2,571	$ 2,639	$ 2,239
Consulting and professional services	750	2,518	987
Travel	280	426	354
Advertising and promotion expenses	116	32	92
Sales commissions	36	96	49
Conferences	329	286	323
Others	276	299	393
Total	$ 4,358	$ 6,296	$ 4,437